Note 5 - Allowance for Doubtful Accounts and Loans	12 Months Ended
Mar. 31, 2015
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2013, 2014 and 2015 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	-	¥176,393

Year ended March 31, 2014	¥176,393	¥(12,067)	¥(46,935)	-	¥117,391

Year ended March 31, 2015	¥117,391	¥(3,153)	¥33,158	¥849	¥148,245